John Hancock Declaration Trust
                 Supplement to the Prospectus dated May 1, 1999



John Hancock V.A. Large Cap Growth Fund

For the John Hancock V.A. Large Cap Growth Fund, the "Portfolio Management" section has been changed as follows:

         PORTFOLIO MANAGERS

         David L. Eisenberg, CFA

         Senior vice president of adviser
         Joined team in 1999
         Joined adviser in 1997
         Began career in 1981


         Geoffrey R. Plume, CFA

         Second vice president of adviser
         Joined team in 1998
         Joined adviser in 1996
         Began career in 1987


May 5, 1999

DECPS  5/99